NOTE PAYABLE (Details)	6 Months Ended
Aug. 31, 2015 USD ($)
Note Payable
Note Payable, beginning of period
Issuance of note	$ 1,200,000
Amortization of debt discount
Change in value
Note payable, end of period	$ 1,200,000
Discount [Member]
Note Payable
Note Payable, beginning of period
Issuance of note	$ (483,676)
Amortization of debt discount	$ 29,883
Change in value
Note payable, end of period	$ (453,793)
Voluntary Exchange Feature [Member]
Note Payable
Note Payable, beginning of period
Issuance of note	$ 227,740
Amortization of debt discount
Change in value	$ 3,134
Note payable, end of period	$ 230,874
NotePayable Net [Member]
Note Payable
Note Payable, beginning of period
Issuance of note	$ 944,064
Amortization of debt discount	29,883
Change in value	3,134
Note payable, end of period	$ 977,081